JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement Income Fund®

JPMorgan SmartRetirement 2010 FundSM

JPMorgan SmartRetirement 2015 FundSM

JPMorgan SmartRetirement 2020 FundSM

JPMorgan SmartRetirement 2025 FundSM

JPMorgan SmartRetirement 2030 FundSM

JPMorgan SmartRetirement 2035 FundSM

JPMorgan SmartRetirement 2040 FundSM

JPMorgan SmartRetirement 2045 FundSM

JPMorgan SmartRetirement 2050 FundSM

(All Class Shares)

(each, a series of JPMorgan Trust I)

Supplement dated September 29, 2008

to the Prospectuses dated November 1, 2007

Effective immediately, JPMorgan SmartRetirement Funds (the “Funds”) may invest in Class R5 Shares of the JPMorgan Total Return Fund within the ranges indicated below:

JPMorgan SmartRetirement Income Fund	0-90%
JPMorgan SmartRetirement 2010 Fund	0-80
JPMorgan SmartRetirement 2015 Fund	0-60
JPMorgan SmartRetirement 2020 Fund	0-50
JPMorgan SmartRetirement 2025 Fund	0-40
JPMorgan SmartRetirement 2030 Fund	0-40
JPMorgan SmartRetirement 2035 Fund	0-40
JPMorgan SmartRetirement 2040 Fund	0-40
JPMorgan SmartRetirement 2045 Fund	0-40
JPMorgan SmartRetirement 2050 Fund	0-40

In addition, the following information is added to Appendix A – Underlying Funds in each of the Funds’ prospectuses:

JPMorgan Total Return Fund

The JPMorgan Total Return Fund seeks to provide high total return. The Fund mainly invests in debt investments, including but not limited to, asset-backed and mortgage-backed securities, U.S. government and agency securities, and corporate debt securities that it believes have the potential to provide a high total return over time. These securities may be of any maturity. The Fund may use derivatives as substitutes for securities in which it can invest. The Fund may be invested in foreign securities, including emerging markets debt securities and debt securities denominated in foreign currencies. Up to 35% of the Fund’s total assets may be invested in securities rated below investment grade (junk bonds) including so called “distressed debt” (e.g., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics). The Fund may invest in loan assignments and participations (loans) and commitments to purchase loan assignments (unfunded commitments) and may engage in short sales.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-SRF-0908